CAPITAL STOCK (Tables)	12 Months Ended
Mar. 31, 2023
Capital Stock
Schedule of common shares unlimited number of common shares

	Years Ended March 31,
	2023		2022
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	13,349	$158,324	12,084	$130,649
Shares issued in Tarus acquisition	2,426	17,200	–	–
Shares issued in iOx exchange	1,070	9,737	–	–
Excess of non-controlling interest acquired over consideration – iOx	–	29,609	–	–
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	94	900	–	–
Shares issued under public offering and ATM, net of issue costs	167	915	1,241	27,216
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	480	1,977	–	–
Shares issued or accrued for services	20	120	8	120
Warrants exercised	–	–	16	339
Balance, end of year	17,606	$218,782	13,349	$158,324